Leases payable (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Current
Financial lease sugarcane fields	R$ 287	R$ 254
Operating leases		26,249
Operating leases - IFRS 16	25,562
Current net	25,849	26,503
Non-current
Financial lease sugarcane fields	34,011	20,943
Operating leases - IFRS 16	92,503
Non-current net	126,514	20,943
Total	R$ 152,363	R$ 47,446